Consolidated Statements of Comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive income
Net income (loss) for the year	R$ 319,814	R$ 1,820,994	R$ 1,677,815
Items that will not be reclassified to profit or loss
Actuarial gain (loss)	(69,305)	4,173	(54,422)
Deferred income taxes on actuarial gain (loss)	23,564	(1,419)	18,503
Items that may be subsequently reclassified to profit or loss
Exchange variation on conversion of financial statements and on foreign investments	137,546	38,006	(45,720)
Total comprehensive income	411,619	1,861,754	1,596,176
Result for the year attributed to the controlling shareholders	411,498	R$ 1,861,754	R$ 1,596,176
Result for the year attributed to non-controlling shareholders	R$ 121